Inventories (Tables)	6 Months Ended
Jun. 30, 2026
Inventories [Abstract]
Schedule of Inventories	Inventories consist of the following:

	June 30, 2026	December 31, 2025
Work in progress and others	$1,136	$1,018
Raw materials and supplies	626	649
Inventory reserves	(140)	(90)
Total	$1,622	$1,577